Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Jun. 11, 2024
Registrant Name	dei_EntityRegistrantName	PGIM ROCK ETF TRUST
CIK	dei_EntityCentralIndexKey	0001992104
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 11, 2024
Document Effective Date	dei_DocumentEffectiveDate	Jun. 12, 2024
Prospectus Date	rr_ProspectusDate	Jun. 12, 2024
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
PGIM Laddered Fund of Buffer 12 ETF | No Share Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BUFP
PGIM Laddered Fund of Buffer 20 ETF | No Share Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBFR